Taxation	12 Months Ended
Jun. 30, 2020
Taxation
Taxation

13Taxation

for the year ended 30 June	Note	2020 Rm	2019 Rm	2018 Rm
South African normal tax		2 140	3 206	4 035
current year		2 542	3 804	4 689
prior years		(402)	(598)	(654)
Dividend withholding tax		2	—	68
Foreign tax		(1 212)	2 640	2 530
current year		2 242	2 544	3 035
prior years*		(3 454)	96	(505)

Income tax		930	5 846	6 633
Deferred tax – South Africa	15	(9 073)	2 086	(414)
current year**		(9 473)	2 069	(545)
prior years		400	17	131

Deferred tax – foreign	15	(17 996)	(4 775)	(661)
current year***		(20 375)	(4 831)	(874)
prior years*		2 375	55	485
recognition of previously unrecognised deferred tax assets****		—	—	(49)
tax rate change		4	1	(223)
		(26 139)	3 157	5 558

*Relates mainly to the relief provided to companies in the United States under the Corona virus Aid, Relief, and Economic Security Act, (CARES Act) allowing taxpayers to carry back losses incurred during 2018-2020 for five years.

**The decrease in the current year relates to impairments accounted for in the financial year.

***Increase in the current year relates mainly to tax losses incurred at our US operations where we anticipate sufficient profits to be generated in future to utilise the deferred tax asset against.

****Included in 2018 is the recognition of a deferred tax asset relating to the accumulated tax losses in Italy which were previously limited in line with the forecasted utilisation thereof.

Contingent liability

Sasol Financing International (SFI) / SARS

Following a request by SARS for information on Sasol Financing International Plc (SFI) which performs an off-shore treasury function for Sasol, SARS proceeded with an audit over a number of tax years. This audit culminated in the issuance of a final audit letter on 16 February 2018. Consequently, revised assessments were issued by SARS in respect of the 2002 to 2012 tax years.

Sasol objected to these revised assessments. The dispute relates to the place of effective management of SFI.

After the submission of Sasol’s objection to the disputed assessments and following requests for further information by SARS at the end of 2018, SARS rejected Sasol’s objection. On 17 April 2019, Sasol appealed the decision to the Tax Court in terms of the relevant provisions of the Tax Administration Act. The parties have agreed to suspend the litigation in the Tax Court pending the outcome of the legal review application.

In addition to the objection to the revised assessments, Sasol has also launched a judicial review application against the SARS decision to register SFI as a South African taxpayer. The Tax Court does not have jurisdiction to determine the first ground of Sasol’s objection, namely that the disputed assessments constitute unlawful, substantially unreasonable and procedurally unfair administrative action. Accordingly, a further review application has been filed in the High Court. Sasol also proposed to SARS that the review litigation in relation to the two applications be consolidated into a single case. It is anticipated that SARS will respond to this proposal as part of its reply to the founding affidavit filed by Sasol.

In respect of this review application the Parties are in dispute about the non-disclosure by SARS of documentation and the necessary interlocutory processes to resolve this dispute are ongoing. Sasol’s application to compel SARS to disclose additional documents was heard on 19 February 2020. The Court published its decision on 14 July 2020 and materially found in SFI’s favour in the interlocutory application by ordering SARS to disclose specific additional documents as part of the Record of Decision.

SARS submitted the documents as ordered on 28 July 2020.

A supplementary affidavit by SFI and the replying affidavits by SARS are the next pleadings to be filed before the review applications can be submitted for hearing by the court.

A contingent liability of R2,5 billion (2019 — R2,4 billion) (including interest and penalties) is reported in respect of this matter as at 30 June 2020.

13Taxation continued

for the year ended 30 June	2020 Rm	2019 Rm	2018 Rm
Regional analysis
• South Africa	(7 134)	5 285	3 994
• Rest of Africa	1 263	1 465	854
• Europe	128	1 276	1 649
• United States of America	(20 337)	(4 913)	(1 032)
• Other	(59)	44	93
Total operations	(26 139)	3 157	5 558

	2020%	2019%	2018%
Reconciliation of effective tax rate

The table below shows the difference between the South African enacted tax rate (28%) compared to the effective tax rate in the income statement. Total income tax expense differs from the amount computed by applying the South African normal tax rate to profit before tax. The reasons for these differences are:

South African normal tax rate	28,0	28,0	28,0
(Decrease)/increase in rate of tax due to:
disallowed preference share dividends	—	0,3	0,9
disallowed expenditure(1)	(1,0)	9,4	4,2
disallowed share-based payment expenses(2)	(0,3)	2,9	5,3
different tax rates(3)	(3,6)	13,2	2,6
share of profits of equity accounted investments	(0,1)	—	—
tax losses not recognised(5)	(2,0)	8,6	9,3
prior year adjustments	—	2,0	0,4
other adjustments	(0,5)	2,0	1,5
	20,5	66,4	52,2
Increase/(decrease) in rate of tax due to:
exempt income	0,7	(1,7)	(4,2)
share of profits of equity accounted investments	—	(3,3)	(2,6)
effect of tax litigation matters(4)	—	(8,2)	—
utilisation of tax losses	—	(0,3)	(0,4)
investment incentive allowances(6)	—	(17,2)	(6,9)
effect of tax rate change in the US	—	—	(1,4)
translation differences	—	(0,9)	(0,9)
prior year adjustments(7)	0,9	—	—
other adjustments	0,2	(0,6)	(0,4)
Effective tax rate	22,3	34,2	35,4

(1)Includes non-deductible expenses incurred not deemed to be in the production of taxable income mainly relating to exploration activities and non-productive interest in our treasury function.

(2)This relates to the share based payment expense on the Sasol Khanyisa transaction.

(3)Relates mainly to the impact of lower tax rate in the US on the increases in tax losses incurred during the year.

(4)2019 includes reversal of tax and interest pertaining to Sasol Oil.

(5)Tax losses not recognised in the prior years mainly relate from the R1,9 billion (2018 — R2,8 billion) impairment of the Canadian shale gas asset and Mozambican PSA impairment of R1,1 billion in 2018 for which no deferred tax asset was raised.

(6)Energy efficiency allowances relating to our South African operations decreased by R5,5 billion (2019 — R4,2 billion increase) compared to the prior year.

(7)Relates mainly to the relief provided to companies in the United States under the Corona virus Aid, Relief, and Economic Security Act, (CARES Act) allowing taxpayers to carry back losses incurred during 2018-2020 for five years.